Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Title of new IFRS	Amendments to IAS 37
Description of nature of impending change in accounting policy	Updating the Contingent Assets and Liabilities reference to the Conceptual Framework.
Amendments to IAS 12 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 12
Description of nature of impending change in accounting policy	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction.
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IFRS 3 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Updating the Business Combination reference to the Conceptual Framework.
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IFRS 9 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IFRS 9
Description of nature of impending change in accounting policy	Fees in the ’10 percent’ Test for Derecognition of Financial Liabilities
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 1 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1
Description of nature of impending change in accounting policy	Presentation of financial statements and accouting policies,classification and liquidation of labialities
Date by which application of new IFRS is required	Jan. 01, 2024
IFRS 17 [member]
Statement [Line Items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance contracts.
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment to IFRS 16 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 16
Description of nature of impending change in accounting policy	Property, Plant and Equipment: Proceeds before Intended Use.
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment to IFRS 37 [Member]
Statement [Line Items]
Date by which application of new IFRS is required	Jan. 01, 2022
Amendment to IFRS 41 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 41
Description of nature of impending change in accounting policy	Taxation in fair value measurements.
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 1 IAS 8 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 – IAS 8
Description of nature of impending change in accounting policy	Presentation of financial statements, and accounting policies, changes in accounting estimates and errors.
Date by which application of new IFRS is required	Jan. 01, 2023